Business Acquisitions - Additional Information (Detail) (USD $)	12 Months Ended				0 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011	Aug. 31, 2012 E-Car [Member]	Dec. 31, 2011 Thyssen Krupp Automotive Systems [Member] Entity	Nov. 30, 2013 Textile Competence Centre Kft [Member]	Oct. 26, 2012 STT Technologies Inc. [Member]
Business Acquisition [Line Items]
Interest acquired					27.00%		49.00%	50.00%
Cash paid			$ 120,000,000				$ 9,000,000
Increase in fixed assets	5,000,000		95,000,000
Increase in goodwill	3,000,000		29,000,000
Increase in other assets	2,000,000
Other long-term liabilities	2,000,000		28,000,000
Non-controlling interests	1,000,000		7,000,000
Net cash outflow	9,000,000	525,000,000	120,000,000		56,000,000
Cash acquired					19,000,000
Purchase intangibles					210,000,000
Number of manufacturing facilities in Brazil						4
Percentage of interest in Wuhu Youth Tongyang Auto Plastic Parts Co., Ltd.				51.00%
Total consideration for the acquisitions			157,000,000
Consideration assumed as debt			37,000,000
Change in non-cash working capital			35,000,000
Deferred tax assets			6,000,000
Company's pro forma consolidated sales	0	31,500,000,000
Losses on acquisition	$ 0	$ 1,400,000,000